UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Narragansett Insured Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

Principal Amount	General Obligation Bonds (32.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa2/AA+/NR	$2,329,360
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa2/AA+/NR	2,659,150

	Coventry, Rhode Island
550,000	5.000%, 11/01/16 AMBAC Insured	A1/NR/NR	556,974
550,000	5.000%, 11/01/17 AMBAC Insured	A1/NR/NR	556,875
500,000	3.375%, 11/01/21 AGMC Insured***	Aa3/NR/NR	489,210

	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A1/A/A	1,081,380
1,000,000	4.250%, 04/01/19 NPFG Insured	A1/A/A	1,067,730
1,000,000	4.300%, 04/01/20 NPFG Insured	A1/A/A	1,059,820
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AA+/AA-	262,240
1,000,000	4.500%, 04/01/23 NPFG Insured	A1/A/A	1,062,990
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AA+/AA-	260,263
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA+/NR	2,636,179
1,500,000	4.500%, 04/01/26 NPFG Insured	A1/A/A	1,558,020
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA+/NR	1,051,449
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AA+/A	779,895

	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A1/A/NR	259,960
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A1/A/NR	258,783
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A1/A/NR	258,183
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A1/A/NR	258,340
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA+/NR	1,112,580
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A1/A/NR	258,038
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA+/NR	669,450
1,255,000	5.000%, 10/01/18 NPFG Insured	A1/A/NR	1,257,648
1,040,000	5.200%, 10/01/21 NPFG Insured	A1/A/NR	1,041,997

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA+/NR	2,546,275

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	520,100

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,068,230
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,881,358
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,108,840

	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	252,602
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	262,811
270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	277,814
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	924,806
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	293,647
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,121,895

	Newport, Rhode Island
1,000,000	4.750%, 11/01/18 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,013,330
800,000	5.000%, 11/01/20 AMBAC Insured (pre-refunded)	Aa2/NR/NR	810,808

	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG FGIC Insured	Aa2/AA/NR	516,820

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA+/NR	501,200
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA+/NR	520,880
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA+/NR	2,302,430
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA+/NR	521,565
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA+/NR	258,975

	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	923,313
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	2,095,431
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,609,725

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA+/A	540,460
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	Aa3/AA+/NR	1,622,475
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	Aa3/AA+/NR	1,569,015

	State of Rhode Island
4,000,000	5.000%, 08/01/14 Series A NPFG FGIC Insured	Aa2/AA/AA	4,000,000

2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa2/AA/AA	2,076,780
2,000,000	5.000%, 08/01/15 Series B NPFG FGIC Insured	Aa2/AA/AA	2,000,000
1,000,000	5.250%, 11/01/11 Series C NPFG Insured	Aa2/AA/AA	1,003,640
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa2/AA/AA	2,141,140
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/NR	2,107,240

	Warwick, Rhode Island
250,000	4.125%, 07/15/13 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	257,543
665,000	4.250%, 07/15/14 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	685,708
700,000	4.375%, 07/15/15 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	722,477
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa3/AA+/NR	1,113,400
770,000	4.600%, 07/15/17 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	796,072
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa3/AA+/NR	1,135,501
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	Aa3/AA-/NR	988,450
810,000	4.700%, 07/15/18 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	838,050
855,000	4.750%, 07/15/19 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	884,942

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB+	508,060
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB+	680,063
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB+	709,905
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB+	744,702
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	2,039,745
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,486,912

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	994,275
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	983,529

	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG FGIC Insured	Ba1/NR/BBB-	654,659
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Ba1/NR/BBB-	675,273
550,000	4.250%, 03/01/25 AMBAC Insured	Ba1/NR/BBB-	375,584

	Total General Obligation Bonds		79,454,969

	Revenue Bonds (65.2%)

	Development Revenue Bonds (10.7%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa1/BBB/NR	1,959,560
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	Baa1/BBB/NR	954,590

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA+/AA	2,145,800
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA+/AA	4,249,200
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA+/AA-	1,672,350

	Rhode Island State Economic Development Corp.,
	Airport Revenue
540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AA+/A-	555,871
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A3/BBB+/A-	1,761,032
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AA+/A-	1,116,640
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/BBB+/A-	1,558,920

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A2/A+/A	1,025,880
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A2/A+/A	2,407,681
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A2/A+/A	1,027,980

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,030,680

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGMC Insured	Aa2/AA+/AA-	1,729,185

	Rhode Island State Economic Development Corp.,
	University of Rhode Island
750,000	4.800%, 11/01/11 Series 1999 AGMC Insured	Aa3/NR/NR	751,500
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,265
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	752,130
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	752,100

	Total Development Revenue Bonds		26,203,364

	Higher Education Revenue Bonds (20.3%)

	Rhode Island Health & Education Building Corp., Brown University
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,544,550
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,017,090

	Rhode Island Health & Education Building Corp., Bryant College
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,017,850
230,000	5.000%, 12/01/21 AMBAC Insured	A2/A/NR	230,835

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,026,604
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,077,080
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,061,466
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa1/BBB/NR	610,440
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa1/BBB/NR	513,855
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa1/BBB/NR	511,270
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,583,070
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,115,740
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,337,850

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa1/BBB/NR	507,264
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa1/BBB/NR	989,073
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa1/BBB/NR	866,907
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee, Inc. Insured**	NR/NR/NR*	3,309,446
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	521,315
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,048,880
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa1/BBB/NR	1,429,380

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	3,096,420

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
250,000	4.400%, 06/01/15 NPFG Insured	A1/BBB/NR	255,470
585,000	4.600%, 06/01/17 NPFG Insured	A1/BBB/NR	597,589
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured	A1/BBB/NR	515,858
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured	A1/BBB/NR	285,989
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	1,385,469
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	932,436
1,000,000	5.000%, 06/01/31 NPFG Insured	A1/BBB/NR	1,014,050

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	Aa3/AA+/NR	2,096,940

	Rhode Island Health & Educational Building Corp., University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured	Baa1/BBB/NR	814,208
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,256,124
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,019,890

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,044,400
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,618,350
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,608,050
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,038,280
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured Series 2003 A	A2/NR/NR	1,024,270

	Total Higher Education Revenue Bonds		49,923,758

	Hospital Revenue Bonds (3.8%)

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AA+/NR	2,657,225
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AA+/NR	5,134,250
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/BBB/NR	1,500,045

	Total Hospital Revenue Bonds		9,291,520

	Housing Revenue Bonds (5.5%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
3,200,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,152,768
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,194,628
1,530,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,534,789
1,000,000	4.200%, 10/01/28 2011 Series 4	Aa2/NR/NR	1,003,110

	Rhode Island Housing & Mortgage Finance Corp. Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,032,170

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,535,925
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,026,220

	Total Housing Revenue Bonds		13,479,610

	Lease Revenue Bonds (1.2%)

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA+/AA-	1,053,880

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A	Aa3/AA-/AA-	263,533

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured	Aa3/AA+/AA-	1,096,240
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured	Aa3/AA+/AA-	545,710

	Total Lease Revenue Bonds		2,959,363

	Pollution Control Revenue Bonds (2.8%)

	Rhode Island Clean Water Finance Agency, Water Pollution
	Control Bonds
1,490,000	5.000%, 10/01/18 Series B NPFG-IBC Insured (pre-refunded)	Aaa/NR/NR	1,558,495
310,000	5.000%, 10/01/18 Series B NPFG-IBC Insured	Aaa/AAA/NR	322,264
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,879,503

	Total Pollution Control Revenue Bonds		6,760,262

	Secondary School Revenue Bonds (11.5%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa1/BBB/NR	501,500
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa1/BBB/NR	501,370
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AA+/NR	1,003,270
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AA+/NR	686,576
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa1/BBB/NR	501,840
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa1/BBB/NR	250,858
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa1/BBB/NR	1,505,520
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa1/BBB/NR	1,002,640
1,000,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,023,230
1,000,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,030,070
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,540,142
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,602,907
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,656,814
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AA+/NR	3,051,960
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	Aa3/AA+/NR	3,044,460
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	Aa3/AA+/NR	3,044,460

	Rhode Island Health & Education Building Corp., Public School Financing Program - Chariho Regular School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,046,570

	Rhode Island Health & Education Building Corp., Public School Financing
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AA+/NR	1,088,200
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	552,360
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AA+/NR	1,047,750
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	566,730
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,069,840

	Total Secondary School Revenue Bonds		28,319,067

	Student Loan Revenue (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,013,260

Transportation Revenue Bonds (1.9%)

Rhode Island State Turnpike & Bridge Authority

1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,651,168
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,070,060
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,029,550

	Total Transportation Revenue Bonds		4,750,778

	Water and Sewer Revenue Bonds (6.6%)

	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa1/BBB/NR	752,453
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured	Baa1/BBB/NR	1,032,120
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa1/BBB/NR	1,034,760

	Kent County, Rhode Island Water Authority
500,000	4.000%, 07/15/12 Series 2002 A NPFG Insured	Baa1/A+/NR	513,365
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa1/A+/NR	1,076,353

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa1/AA-/NR	379,768
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,039,190
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa1/AA-/NR	4,340,572

	Rhode Island Clean Water Protection Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,879
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	325,995
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,311
1,250,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/BBB/NR	1,339,275
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,230

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa1/BBB/NR	1,514,475
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/BBB/NR	600,658

	Total Water and Sewer Revenue Bonds		16,295,404

	Other Revenue Bonds (0.5%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	551,685
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	320,615
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/BBB/AAA	289,915

	Total Other Revenue Bonds		1,162,215

	Total Revenue Bonds		160,158,601

	Total Investments (cost $232,656,981-note b)	97.6%	239,613,570

	Other assets less liabilities	2.4	5,954,604

	Net Assets	100.0%	$245,568,174

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments †

Aaa of Moody's or AAA of S&P	5.7%
Pre-refunded bonds †† / Escrowed to Maturity bonds	4.5
Aa of Moody's or AA of S&P or Fitch	53.9
A of Moody's or S&P or Fitch	18.9
Baa of Moody's or BBB of S&P or Fitch	14.5
Not rated*	2.5
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

** Security pledged as collateral for the Fund's delayed delivery or when - issued commitments.

*** Security purchased on a delayed delivery or when-issued basis.

PORTFOLIO ABBREVIATIONS:

AGMC- Assured Guaranty Municipal Corp.
AMBAC- American Municipal Bond Assurance Corp.
CIFG -CDC IXIS Financial Guaranty
ETM- Escrowed to Maturity
FGIC- Financial Guaranty Insurance Co.
NPFG- National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $232,613,012 amounted to $7,000,558, which consisted of aggregate gross unrealized appreciation of $7,616,125 and aggregate gross unrealized depreciation of $615,567.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	239,613,570
Level 3 – Significant Unobservable Inputs	-
Total	$239,613,570

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 21, 2011